UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549


                                 FORM N-23C-1


                       STATEMENT BY REGISTERED CLOSED-END
            INVESTMENT COMPANY WITH RESPECT TO PURCHASES OF ITS OWN
              SECURITIES PURSUANT TO RULE N-23C-1 DURING THE LAST
                                 CALENDAR MONTH

              REPORT FOR CALENDAR MONTH ENDING: July 31, 2002

                           For:  Z-Seven Fund, Inc.

                                                Approximate Asset         Name of
Date of                      Number of  Price   Value or Approximate      Seller or
Each         Identification  Shares     Per     Asset Coverage Per Share  of Seller's
Transaction  of Security     Purchased  Share   at Time of Purchase       Broker
-----------  --------------  ---------  ------  ------------------------  -----------
07/02/02            Z-Seven     25,000    4.27                   4.5349        Herzog


REMARKS: None

Name of Registrant: Z-Seven Fund, Inc.

By: Barry Ziskin, President

Statement Date: September 5, 2002


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